Related Party Transactions - Additional Information (Details) - USD ($)			12 Months Ended
	Aug. 14, 2017	Aug. 13, 2017	Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Line Items]
Ownership interest in joint venture			50.00%
Contractual or other commitments from related party transactions			$ 0
Bottom of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of remunerations payable in DSU's	50.00%
Top of Range
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of remunerations payable in DSU's	100.00%
Minera Exar
Disclosure Of Transactions Between Related Parties [Line Items]
Payment of base annual fee			75,000
Non Executive Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Payment of base annual fee	$ 80,000	$ 35,000
Committee Chair
Disclosure Of Transactions Between Related Parties [Line Items]
Payment of base annual fee	13,000	5,000
Company's Audit Committee Chair
Disclosure Of Transactions Between Related Parties [Line Items]
Payment of base annual fee	18,000	10,000
Company's Board Chair Member
Disclosure Of Transactions Between Related Parties [Line Items]
Payment of base annual fee	40,000	25,000
Excess of Six Meetings Per Year
Disclosure Of Transactions Between Related Parties [Line Items]
Payment of base annual fee	$ 1,000	$ 1,000
Cauchari-Olaroz Project | Minera Exar | Magna Construcciones S.R.L
Disclosure Of Transactions Between Related Parties [Line Items]
Total construction services contract value			2,411,000
Construction services contract value own portion			$ 1,206,000
Minera Exar
Disclosure Of Transactions Between Related Parties [Line Items]
Ownership interest in joint venture			50.00%